Hoya Capital High Dividend Yield ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 89.7%	Shares	Value
Dividend Champions - 11.4%
Alexandria Real Estate Equities, Inc.	20,177	$1,082,900
Apple Hospitality REIT, Inc.	119,552	1,421,473
BXP, Inc. (a)	21,185	1,532,947
Gaming and Leisure Properties, Inc.	29,661	1,291,143
Realty Income Corp.	24,686	1,422,161
Rithm Capital Corp.	123,225	1,415,855
Starwood Property Trust, Inc.	70,227	1,287,963
WP Carey, Inc.	22,301	1,502,418
		10,956,860

Large-Cap REITs - 14.8%
AGNC Investment Corp.	155,129	1,627,303
Annaly Capital Management, Inc.	72,957	1,663,420
Healthcare Realty Trust, Inc.	95,532	1,741,548
Healthpeak Properties, Inc.	81,444	1,487,167
Kilroy Realty Corp.	43,856	1,880,984
National Storage Affiliates Trust	40,139	1,182,094
NNN REIT, Inc.	33,308	1,377,286
Omega Healthcare Investors, Inc.	37,877	1,739,312
Sabra Health Care REIT, Inc.	78,629	1,534,052
		14,233,166

Mid-Cap REITs - 27.9% (b)
Alexander's, Inc.	5,126	1,086,353
American Assets Trust, Inc.	57,568	1,122,576
Apollo Commercial Real Estate Finance, Inc.	113,942	1,154,233
Arbor Realty Trust, Inc. (a)	115,706	1,030,941
Armada Hoffler Properties, Inc.	157,653	1,035,780
ARMOUR Residential REIT, Inc. (a)	68,639	1,202,555
Blackstone Mortgage Trust, Inc. - Class A	73,229	1,425,769
Broadstone Net Lease, Inc.	70,936	1,246,346
Dynex Capital, Inc.	92,595	1,297,256
Easterly Government Properties, Inc.	51,714	1,127,365
Ellington Financial, Inc. (a)	87,054	1,192,640
EPR Properties	25,968	1,357,347
Global Net Lease, Inc.	141,921	1,165,171
Highwoods Properties, Inc.	47,694	1,325,893
Innovative Industrial Properties, Inc.	19,738	976,044
Ladder Capital Corp.	106,494	1,176,759
MFA Financial, Inc.	117,455	1,129,917
Outfront Media, Inc. (c)	69,854	1,643,665
Park Hotels & Resorts, Inc.	107,889	1,167,359
Ready Capital Corp.	261,853	662,488
RLJ Lodging Trust	154,084	1,161,793
Saul Centers, Inc.	33,644	1,046,328
Two Harbors Investment Corp.	101,109	1,025,245
		26,759,823

Small-Cap REITs - 35.6% (b)
Adamas Trust, Inc.	170,912	1,302,349
Advanced Flower Capital, Inc.	232,443	678,734
AG Mortgage Investment Trust, Inc.	159,938	1,308,293
Alpine Income Property Trust, Inc.	73,622	1,276,605
Angel Oak Mortgage REIT, Inc.	119,009	1,047,279
Ares Commercial Real Estate Corp.	242,723	1,286,432
Braemar Hotels & Resorts, Inc.	548,612	1,464,794
Brandywine Realty Trust	267,619	917,933
BrightSpire Capital, Inc.	218,121	1,223,659
Chicago Atlantic Real Estate Finance, Inc.	75,653	965,332
City Office REIT, Inc.	231,461	1,576,249
Clipper Realty, Inc.	278,453	1,002,431
Community Healthcare Trust, Inc.	69,225	1,078,526
CTO Realty Growth, Inc.	61,483	1,111,613
Franklin BSP Realty Trust, Inc.	101,020	1,052,628
Gladstone Commercial Corp.	79,180	875,731
Global Medical REIT, Inc.	35,356	1,172,759
Invesco Mortgage Capital, Inc.	149,249	1,223,842
KKR Real Estate Finance Trust, Inc.	122,313	1,038,437
Modiv Industrial, Inc.	77,481	1,154,467
Nexpoint Real Estate Finance, Inc. (a)	73,622	1,066,047
One Liberty Properties, Inc.	46,628	971,728
Orchid Island Capital, Inc. (a)	158,519	1,146,092
PennyMac Mortgage Investment Trust	89,779	1,152,762
Postal Realty Trust, Inc. - Class A	83,501	1,297,606
Redwood Trust, Inc.	201,687	1,111,295
Seven Hills Realty Trust	94,825	830,667
Summit Hotel Properties, Inc.	264,353	1,416,932
TPG RE Finance Trust, Inc.	144,560	1,314,050
Universal Health Realty Income Trust	28,863	1,173,281
		34,238,553
TOTAL COMMON STOCKS (Cost $93,604,303)		86,188,402

PREFERRED STOCKS - 9.6%	Shares	Value
Preferreds Issued by U.S. REITs - 9.6%
Adamas Trust, Inc.	–	$–
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual (d)	13,733	305,422
Series E, 11.25% (3 mo. LIBOR US + 6.43%), Perpetual (d)	12,491	310,276
AG Mortgage Investment Trust, Inc., Series C, 10.53% (3 mo. Term SOFR + 6.74%), Perpetual	12,052	300,697
AGNC Investment Corp.	–	$–
Series C, 9.16% (3 mo. Term SOFR + 5.37%), Perpetual	11,852	299,974
Series D, 8.50% (3 mo. Term SOFR + 4.59%), Perpetual	12,351	301,488
Annaly Capital Management, Inc.	–	$–
Series F, 9.04% (3 mo. Term SOFR + 5.25%), Perpetual	11,813	302,649
Series G, 8.44% (3 mo. Term SOFR + 4.43%), Perpetual	12,233	308,883
Arbor Realty Trust, Inc., Series D, 6.38%, Perpetual	17,668	313,607
ARMOUR Residential REIT, Inc., Series C, 7.00%, Perpetual	14,823	313,507
Chimera Investment Corp.	–	$–
Series B, 10.05% (3 mo. Term SOFR + 6.05%), Perpetual	12,091	294,779
Series C, 8.79% (3 mo. Term SOFR + 5.00%), Perpetual	13,227	294,962
Series D, 9.60% (3 mo. Term SOFR + 5.60%), Perpetual	12,290	300,736
Global Net Lease, Inc.	–	$–
Series A, 7.25%, Perpetual	13,645	306,876
Series B, 6.88%, Perpetual	14,318	311,273
Series D, 7.50%, Perpetual	13,332	309,302
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	16,361	325,748
Hudson Pacific Properties, Inc., Series C, 4.75%, Perpetual	24,817	374,985
Innovative Industrial Properties, Inc., Series A, 9.00%, Perpetual	12,427	310,424
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, Perpetual	15,691	283,536
MFA Financial, Inc., Series C, 9.61% (3 mo. Term SOFR + 5.61%), Perpetual	12,476	295,557
Pebblebrook Hotel Trust, Series G, 6.38%, Perpetual	16,678	315,214
PennyMac Mortgage Investment Trust, Series C, 6.75%, Perpetual	15,604	297,568
Ready Capital Corp., Series E, 6.50%, Perpetual	19,730	277,798
Rithm Capital Corp.	–	$–
Series A, 9.85% (3 mo. Term SOFR + 6.06%), Perpetual	12,002	303,291
Series B, 9.69% (3 mo. Term SOFR + 5.90%), Perpetual	12,073	303,032
RLJ Lodging Trust, Series A, 1.95%, Perpetual	12,525	314,378
Two Harbors Investment Corp.	–	$–
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR US + 5.35%, Perpetual (d)	13,410	303,871
Series C, 9.06% (3 mo. Term SOFR + 5.27%), Perpetual	12,640	302,096
Vornado Realty Trust	–	$–
Series M, 5.25%, Perpetual	18,357	324,919
Series N, 5.25%, Perpetual	18,462	320,316
TOTAL PREFERRED STOCKS (Cost $8,975,034)		9,227,164

RIGHTS - 0.0% (e)	Shares	Value
Small-Cap REITs - 0.0%(e)
Seven Hills Realty Trust, Expires 12/04/2025, Exercise Price $8.65 (c)	94,081	2,634
TOTAL RIGHTS (Cost $16,396)		2,634

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.2%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (f)	5,926,242	5,926,242
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,926,242)		5,926,242

MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (f)	495,689	495,689
TOTAL MONEY MARKET FUNDS (Cost $495,689)		495,689

TOTAL INVESTMENTS - 106.0% (Cost $109,017,664)		101,840,131
Liabilities in Excess of Other Assets - (6.0)%		(5,801,372)
TOTAL NET ASSETS - 100.0%		$96,038,759

Percentages are stated as a percent of net assets. The Fund’s security classifications are defined by the Fund’s Adviser.

LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $5,749,575.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Non-income producing security.
(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Hoya Capital High Dividend Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$86,188,402	$–	$–	$86,188,402
Preferred Stocks	9,227,164	–	–	9,227,164
Rights	2,634	–	–	2,634
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	5,926,242
Money Market Funds	495,689	–	–	495,689
Total Investments	$95,913,889	$–	$–	$101,840,131

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,926,242 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.